INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Current income tax expense	¥ (19,961)		¥ (12,837)	¥ (7,397)
Deferred income tax benefit (expense)	(873)	$ (127)	(101,220)	42,431
Total	¥ (20,834)	$ (3,021)	¥ (114,057)	¥ 35,034